Employee Benefits	12 Months Ended
Dec. 31, 2023
Employee Benefits
Employee Benefits

Note 26 Employee Benefits

The Company grants short term and employment termination benefits as part of its compensation policies.

The Parent Company and its subsidiaries have collective agreements with their employees, which establish the compensation and/or short–term and long-term benefits for their staff, the main features of which are described below:

▪	Short-term benefits are generally based on combined plans or agreements, designed to compensate benefits received, such as paid vacation, annual performance bonuses and compensation through annuities.

▪	Long-term benefits are plans or agreements mainly intended to cover the post-employment benefits generated at the end of the labor relationship, be it by voluntary resignation or death of personnel hired.

The cost of such benefits is charged against income, in the “Personnel Expense” item.

As of December 31, 2023 and 2022, the total staff benefits recorded in the Consolidated Statement of Financial Position is detailed as follows:

Employees’ Benefits	As of December 31, 2023		As of December 31, 2022
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Short term benefits	38,317,445	–	42,254,937	–
Employment termination benefits	395,848	39,586,368	929,338	41,843,524
Total	38,713,293	39,586,368	43,184,275	41,843,524

Short - term benefits

Short-term benefits are mainly comprised of recorded vacation (on accruals basis), bonuses and share compensation, Such benefits are recorded when the obligation is accrued and are usually paid within a 12-month periods, consequently, they are not discounted.

The total short-term benefits recorded in the Consolidated Statement of Financial Position are detailed as follows:

Short-Term Employees’ Benefits	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Vacation	16,987,082	17,778,588
Bonus and compensation	21,330,363	24,476,349
Total	38,317,445	42,254,937

The Company records staff vacation cost on an accrual basis.

Severance Indemnity

The Company records a liability for the payment of an irrevocable severance indemnity, originated by collective and individual agreements entered into with certain groups of employees. Such obligation is determined by means of the current value of the benefit accrued cost, a method that considers several factors for the calculation such as estimates of future continuance, mortality rates, future salary increases and discount rates. The Company periodically evaluates the above-mentioned factors based on historical data and future projections, making adjustments that apply when checking changes sustained trend. The so-determined value is presented at the current value by using the severance benefits accrued method. The discount rate is determined by reference to market interest rates curves for high quality entrepreneurial bonds. The discount rate in Chile was a 7,35% and the Argentina of a 214,08% for the year ended on December 31, 2023 (in Chile 6,34% and the Argentina of a 111,68% December 31, 2022).

The obligation recorded for severance indemnity is detailed as follows:

Severance Indemnity	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Current	395,848	929,338
Non-current	39,586,368	41,843,524
Total	39,982,216	42,772,862

The change in the severance indemnity is detailed as follows:

Severance Indemnity	ThCh$

Balance as of January 1, 2022	35,252,855
Current cost of service	3,672,626
Interest cost	2,696,567
Actuarial (Gain) losses	7,103,125
Paid-up benefits	(5,530,621)
Past service cost	605,174
Conversion effect	(974,031)
Others	(52,833)
Changes	7,520,007
As of December 31, 2022	42,772,862
Current cost of service	4,191,738
Interest cost	4,438,416
Actuarial (Gain) losses	(1,454,372)
Paid-up benefits	(7,099,274)
Past service cost	453,213
Conversion effect	(3,320,367)
Changes	(2,790,646)
As of December 31, 2023	39,982,216

The figures recorded in the Consolidated Statement of Income, are detailed as follows:

Expense recognized for severance indemnity	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Current cost of service	4,191,738	3,672,626	2,988,782
Past service cost	453,213	605,174	469,558
Non-provided paid benefits	13,582,343	7,277,848	4,976,108
Others	895,162	909,255	920,120
Total expense recognized in Consolidated Statement of Income	19,122,456	12,464,903	9,354,568

Actuarial Assumptions

As mentioned in Note 2 - Summary of significant accounting policies, 2.20, the severance payment obligation is recorded at its actuarial value. The main actuarial assumptions used for the calculation of the severance indemnity obligation are detailed as follows:

Actuarial Assumptions			Chile		Argentina
			As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022

Mortality table			RV-2020	RV-2014	Gam '83	Gam '83
Annual interest rate			7,35%	6,34%	214,08%	111,68%
Voluntary employee turnover rate			4,3%	4,3%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Company’s needs rotation rate			6,1%	6,1%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Salary increase (*)			3,7%	3,7%	196.33%	99,70%
Estimated retirement age for (*)	Officers		60	60	60	60
	Others	Male	65	65	65	65
		Female	60	60	60	60

(*) Weighted average of the Company.

Sensitivity Analysis

The Following is a sensitivity analysis based on increased (decreased) of 1 percent on the discount rate:

Sensitivity Analysis	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
1% increase in the Discount Rate (Gain)	2,389,048	2,495,883
1% decrease in the Discount Rate (Loss)	(2,725,833)	(2,862,682)

Personnel expense

The amounts recorded in the Consolidated Statement of Income are detailed as follows:

Personal expense	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Salaries	242,900,374	243,047,677	213,794,654
Employees’ short-term benefits	36,662,817	39,461,401	46,605,454
Total expenses for short-term employee benefits	279,563,191	282,509,078	260,400,108
Employments termination benefits	19,122,456	12,464,903	9,354,568
Others staff expense	46,858,251	53,747,292	45,277,007
Total (1)	345,543,898	348,721,273	315,031,683

(1)	See Note 30 - Natures of cost and expense.